Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Our Revenue

The following table identifies the disaggregation of our revenue for the six months ended March 31, 2026 and 2025, respectively:

	2026	2025
Sales of in-park recreation	$-	$3,002,622
Rental income	4,222,937	5,155,339
Total revenue	$4,222,937	$8,157,961
Time of Revenue Recognition:
Sales of in-park recreation at a point in time	$-	$3,002,622
Rental income over time	4,222,937	5,155,339
Total revenue	$4,222,937	$8,157,961

Schedule of Property and Equipment are Depreciated Over their Estimated Useful Lives	Property, plant and equipment are depreciated over their estimated useful lives as follows:
Machineries	10 years
Electronic equipment	3 years
Office equipment	3 – 5 years
Park facilities	20 years
Vehicles	4 years
Other	10 years